Stockholders' Equity (Details 7) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of stock options	1 year 9 months 11 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.39
Expected dividends	0.00%	0.00%
Expected volatility	158.00%	172.00%
Risk fee interest rate	1.58%
Risk fee interest rate, Minimum		1.66%
Risk fee interest rate, Maximum		2.69%
Expected life of stock options	3 years 6 months
Expected forfeitures	0.00%	0.00%
Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.08
Expected life of stock options		3 years
Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.19
Expected life of stock options		5 years